CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 448	$ 184	$ 1,628
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	586	670	659
Amortization of intangible assets	0	0	8
Write down of inventories	56	199	228
Gain on disposal of property, plant and equipment	(78)	(23)	(23)
Gain on disposal of subsidiaries	0	0	(37)
Employee's share-based compensation	0	0	19
Shares issued to a consultant	0	0	56
Deferred income taxes	(121)	7	26
Share of (profits) losses of equity method investees	0	31	(30)
Changes in operating assets and liabilities:
Accounts receivable	(234)	1,073	(1,621)
Inventories	957	67	(976)
Prepaid expenses and other assets	(584)	(181)	41
Accounts payable	(1,032)	(732)	1,225
Accrued expenses and other liabilities	62	(733)	731
Income tax payable	5	82	71
Net cash provided by operating activities	65	644	2,005
Investing activities:
Purchase of property, plant and equipment	(319)	(355)	(1,027)
Net cash inflow from disposal of subsidiaries	0	0	168
Proceeds from disposal of property, plant and equipment	79	50	23
Long-term loan receivable	(167)	0	0
Decrease in restricted cash	0	0	128
Net cash used in investing activities	(407)	(305)	(708)
Financing activities:
Proceed from exercise of employee share options	0	5	25
Repurchases of common shares	0	0	(15)
Cash dividends paid	(340)	(1,058)	(603)
Raise of long-term loans	0	0	771
Repayment of obligations under capital leases	(3)	(41)	(251)
Repayment of long-term loans	(262)	(254)	(143)
Repayment of short-term borrowings	0	(280)	(513)
Net cash used in financing activities	(605)	(1,628)	(729)
Net increase (decrease) in cash and cash equivalents	(947)	(1,289)	568
Cash and cash equivalents at the beginning of year	5,575	6,864	6,279
Effect of exchange rate changes on cash	6	0	17
Cash and cash equivalents at the end of year	4,634	5,575	6,864
Supplemental cash flow information:
Interest	9	24	57
Income taxes	$ 77	$ 97	$ 26